Gains on fair value changes (Tables)	12 Months Ended
Mar. 31, 2026
Gains On Fair Value Changes
Schedule of gains on fair value changes
	2026 USD	2025 USD
Fair value gain on warrant liability (note 12)	126,590	-
Fair value gain on royalty option liability (note 18.4)	75,000	-
	201,590	-